Revenues and Cost of Revenues (Details) - Schedule of revenue recognized future related to performance obligations $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of revenue recognized future related to performance obligations [Abstract]
2022	$ 514
2023 and thereafter	18
Total	$ 532